Current Liabilities – Payables	12 Months Ended
Jun. 30, 2025
Current Liabilities Payables [Abstract]
Current Liabilities – Payables

Note 23. Current Liabilities – Payables

	June 30, 2025	June 30, 2024
	US$(000's)	US$(000's)
Creditors (unsecured)[1]	9,736	38,060
Payroll related tax liability	—	44
Total current payables	9,736	38,104

1 Creditors are non‑interest bearing and are normally settled on 30 day terms.